Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

11.       Goodwill

Goodwill is attributable to the Group’s online services segment under which significant synergies are expected to arise after the Group’s acquisition. The changes in the carrying value of goodwill by segment are as follows:

Online Services
RMB

Balance as of December 31, 2011	—
Additions (Note 9)	789
Balance as of December 31, 2012	789

In 2012, the Company performed goodwill impairment test and concluded that no impairment should be recognized as of December 31, 2012. No reasonable change to the assumptions would lead to an impairment charge.